Interests In Other Entities - Interests in Joint Ventures - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Carrying value of interest in joint venture	£ 117	£ 88
Joint ventures [member]
Disclosure of joint ventures [line items]
Profit after tax	30	15
Carrying value of interest in joint venture	117	88
Commitments and contingent liabilities	£ 0	£ 0